Other Current Liabilities (Components Of Other Current Liabilities) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Liabilities, Current [Abstract]
Non-qualified deferred compensation plan	$ 209.6	$ 228.8
Sales and other taxes	63.9	70.4
Insurance-related	37.4	35.8
Employee benefits	34.3	47.4
Contingent proceeds - Red Lobster disposition	31.5	0.0
Derivative liabilities	0.0	1.7
Accrued interest	11.4	19.9
Miscellaneous	61.0	53.4
Total other current liabilities	$ 449.1	$ 457.4